UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05742

Name of Fund: BlackRock Funds

BlackRock Real Estate Securities Fund

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55

            East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 01/31/2018

Date of reporting period: 4/30/2017

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2017 (Unaudited)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Diversified — 1.6%
Howard Hughes Corp. (a)	4,988	$614,073
Health Care — 12.3%
Brookdale Senior Living, Inc. (a)	22,527	292,626
Medical Properties Trust, Inc.	45,140	589,980
Ventas, Inc.	35,605	2,279,076
Welltower, Inc.	23,649	1,689,485

		4,851,167
Industrial — 8.7%
First Industrial Realty Trust, Inc.	25,911	729,135
Liberty Property Trust	20,513	832,212
Prologis, Inc.	34,606	1,882,912

		3,444,259
Lodging — 6.4%
DiamondRock Hospitality Co.	87,026	958,156
Hilton Worldwide Holdings, Inc.	7,059	416,269
Host Hotels & Resorts, Inc.	64,453	1,156,931

		2,531,356
Office — 13.9%
Alexandria Real Estate Equities, Inc.	16,006	1,800,835
Boston Properties, Inc.	11,905	1,507,173
Highwoods Properties, Inc.	12,149	618,141
Kilroy Realty Corp.	14,129	996,518
SL Green Realty Corp.	5,532	580,473

		5,503,140
Residential — 19.9%
American Campus Communities, Inc.	14,636	693,600
AvalonBay Communities, Inc.	3,746	711,141
Colony Starwood Homes	17,406	601,725
Essex Property Trust, Inc.	7,930	1,938,647
Invitation Homes, Inc.	32,420	698,651
Mid-America Apartment Communities, Inc.	8,765	869,576
Sun Communities, Inc.	8,637	722,140
UDR, Inc.	43,150	1,611,221

		7,846,701
Retail — 18.9%
Federal Realty Investment Trust	10,461	1,369,240
GGP, Inc.	45,164	975,994
Kimco Realty Corp.	36,034	731,130
Macerich Co.	12,313	768,700
Regency Centers Corp.	10,895	688,346
Retail Properties of America, Inc., Class A	28,721	383,138
Simon Property Group, Inc.	15,277	2,524,677

		7,441,225

Common Stocks	Shares	Value
Self Storage — 6.1%
Extra Space Storage, Inc.	24,294	$1,834,926
Public Storage	2,649	554,648

		2,389,574
Specialty — 3.4%
CyrusOne, Inc.	7,742	423,023
Interxion Holding Nv (a)	6,204	258,459
QTS Realty Trust, Inc., Class A	12,031	642,937

		1,324,419
Triple Net Lease — 8.8%
Agree Realty Corp.	8,204	397,730
EPR Properties	14,939	1,086,215
STAG Industrial, Inc.	31,601	833,002
VEREIT, Inc.	138,095	1,155,855

		3,472,802
Total Long-Term Investments (Cost — $36,555,870) — 100.0%		39,418,716

Short-Term Securities
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.64% (b)(c)	332,619	332,619
Total Short-Term Securities (Cost — $332,619) — 0.8%		332,619
Total Investments (Cost — $36,888,489*) — 100.8%		39,751,335
Liabilities in Excess of Other Assets — (0.8)%		(323,350)

Net Assets — 100.0%		$39,427,985

BLACKROCK REAL ESTATE SECURITIES FUND	APRIL 30, 2017	1

Schedule of Investments (concluded)

Notes to Schedule of Investments

*	As of April 30, 2017, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$37,076,286

Gross unrealized appreciation	$3,384,329
Gross unrealized depreciation	(709,280)

Net unrealized appreciation	$2,675,049

(a)	Non-income producing security.

(b)	Current yield as of period end.

(c)	During the period ended April 30, 2017, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at January 31, 2017	Net Activity	Shares Held at April 30, 2017	Value at April 30, 2017	Income	Net Realized Gain[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	541,014	(208,395)	332,619	$332,619	$578	—	—
Total				$332,619	$578	—	—

[1]	Includes net capital gain distributions.

•

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation methodologies are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 Investments include equity or debt issued by privately-held companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 Investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation methodologies may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	$39,418,716	—	—	$39,418,716
Short-Term Securities	332,619	—	—	332,619

Total	$39,751,335	—	—	$39,751,335

[1]	See above Schedule of Investments for values in each industry.

During the period ended April 30, 2017, there were no transfers between levels.

2	BLACKROCK REAL ESTATE SECURITIES FUND	APRIL 30, 2017

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date:	June 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date:	June 22, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date:	June 22, 2017